Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

	As of December 31,
(In thousands)	2012	2011
Land	$486	$486
Buildings and improvements	4,532	4,844
Furniture, fixtures, and office equipment	20,095	18,588
Equipment and vehicles	540	840
Computer hardware	3,156	3,295
Computer software	23,020	22,390
Leasehold improvements	8,848	8,140

Total, at cost	60,677	58,583
Less — Accumulated depreciation	(43,391)	(37,680)

Net property, plant and equipment	$17,286	$20,903